Fair Value Measurements (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Gains included in earnings attributable to change in unrealized gains or losses	$ 108,000	$ 372,000
Impaired loans with a specific allowance	7,030,000	5,729,000
Specific allowance related to impaired loans	1,080,000	1,540,000
Impaired financing receivable charge offs	$ 1,000,000	$ 1,900,000